Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001054556
| E.I.I. REALTY SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

E.I.I. Realty Securities Fund — Summary Section

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund’s investment objective is to provide the diversification and total return potential of investments in real estate. The Fund also seeks to achieve a total return that includes a significant component of current income, which may provide portfolio stability during periods of market fluctuation.

Expense [Heading]	rr_ExpenseHeading	Fund Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

Please note that the above example is an estimate of the expenses to be incurred by shareholders of the Fund. Actual expenses may be higher or lower than those reflected above. The example reflects the expense waiver/reimbursement by the Adviser for only the One Year period and the first year of the other periods presented. In circumstances where the Adviser may be in a position to recoup previously waived expenses for the Fund, to the extent applicable, the estimated impact of any recoupment would be shown in the example for the One Year or the first year of the other periods in which it is available. Waivers of fund fees and expenses and their subsequent potential recoupment are subject to the parameters detailed above in the footnote to the Annual Fund Operating Expenses table.

Strategy [Heading]	rr_StrategyHeading

Principal Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in companies whose business is to own, operate, develop and manage real estate. Under normal market circumstances, the Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the securities of companies in the United States that are in the real estate industry, (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate. 20% of the Fund’s total net assets may be invested in securities of foreign real estate companies. For purposes of this policy, “principally engaged” means that at least 50% of a company’s revenues are derived from such real estate activities or at least 50% of the fair market value of a company’s assets are invested in real estate. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The securities in which the Fund may invest include but are not limited to common stock, preferred stock, convertible securities, depositary receipts and, to the extent associated with principal investments, rights and warrants.

The analyst team at EII analyzes companies on a qualitative and quantitative basis to determine whether they are appropriate for investment. Qualitative analysis includes management strength, business strategy, financial strength and competitive advantages within the marketplace. Quantitative analysis entails review of cash flow and dividend growth prospects, risk-adjusted total return expectations, real estate analysis using criteria such as capitalization rates and values on a square footage basis and balance sheet strength and relative cost of capital. Portfolio managers and analysts comprise an investment team that selects companies for investment.

Risk [Heading]	rr_RiskHeading

Principal Investment Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the risks common to all mutual funds that invest in equity securities, foreign securities, real estate securities and fixed-income securities. You may lose money by investing in this Fund if any of the following occur:

•	domestic and foreign stock markets or real estate markets go down;

•	there are changes in the markets for REITs, which are subject to more abrupt or erratic price movements than equity securities markets;

•	one or more stocks in the Fund’s portfolio do not perform as well as expected;

•	there are changes in interest rates;

•	there are increases in operating costs generally of real estate properties or increases in competition, property taxes or capital expenditures regarding real estate properties;

•	there are increases in defaults relating to real estate properties, including defaults by borrowers or tenants; or

•	the real estate industry is affected by certain economic, political or regulatory occurrences.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive total return over time. The Fund’s price, yield and total return will fluctuate. You may lose money if the Fund’s investments do not perform well.

Investment Risk.   An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk.   Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Convertible Securities Risk.   A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Real Estate Securities Risk.   The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property and the management skill and creditworthiness of REIT issuers. In this Prospectus, “REITs” are defined as companies that are permitted by local regulations to avoid payment of taxes at the corporate level by paying out a substantial portion of income to shareholders as dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Depositary Receipts Risk.   American Depositary Receipts (“ ADRs ”), European Depositary Receipts (“ EDRs ”) and Global Depositary Receipts (“ GDRs ”) are depositary receipts for foreign company stocks which are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. ADRs, EDRs and GDRs may be subject to more risks than U.S. domestic investments. These additional risks may potentially include greater or less liquidity than the foreign company stocks underlying the depositary receipts, greater price volatility, risks related to adverse political, regulatory, market or economic developments and higher levels of taxation.

Non-Diversification Risk.   As a non-diversified fund, the Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified and the decline in value of an investment in a single issuer would cause the Fund’s overall value to decline to a greater degree. As such, with each investment potentially having a greater effect on the Fund’s performance, the Fund’s performance is more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

Interest Rate Risk.   Interest rate risk is the risk that preferred securities, and to a lesser extent dividend paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Fund may face a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates.

Redemption Risk.   Redemptions may pose additional risks to the Fund in that the Fund may need to sell assets to meet redemptions at inopportune times. The Fund may incur transaction costs, possible pricing pressure on the securities being sold, and the realization of taxable gains and losses.

Portfolio Turnover Risk.   The Fund may engage in active and frequent trading of its portfolio securities. The Fund’s annual portfolio turnover rate may be greater than 100%. A high portfolio turnover rate could result in high brokerage costs, lower performance, and an increase in taxable capital gains distributions to the stockholders.

Investor Profile

While the Fund is non-diversified under the federal securities laws, where performance of a particular investment or a small group of investments may affect the performance more than if the Fund were “diversified,” an investment in the Fund may serve as an effective portfolio diversifier for many investors by providing real estate exposure.

The Fund may be appropriate for investors who:

•	seek to grow capital over the long term;

•	are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry;

•	can withstand volatility in the value of their shares of the Fund; and

•	wish to add to their personal investment portfolio a fund that invests primarily in companies operating in the real estate industry.

An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, nor is it intended to be used as a short-term trading vehicle.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if the Fund’s investments do not perform well.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

As a non-diversified fund, the Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified and the decline in value of an investment in a single issuer would cause the Fund’s overall value to decline to a greater degree. As such, with each investment potentially having a greater effect on the Fund’s performance, the Fund’s performance is more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Fund Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on January 21, 2015, and therefore does not report its performance information. When the Fund has been in operation for one full calendar year, performance information will be shown here. The Fund’s primary benchmark index against which it will measure performance will be the FTSE NAREIT Equity REITs Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess

The Fund commenced operations on January 21, 2015, and therefore does not report its performance information. When the Fund has been in operation for one full calendar year, performance information will be shown here. The Fund’s primary benchmark index against which it will measure performance will be the FTSE NAREIT Equity REITs Index.

| E.I.I. REALTY SECURITIES FUND | INVESTOR CLASS SHARE
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Administration Fees	ck0001054556_AdministrationFees	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
(Fee Waiver) Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[2]
Total Annual Fund Operating Expenses After (Fee Waiver) Recoupment	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	623
5 Years	rr_ExpenseExampleYear05	1,166
10 Years	rr_ExpenseExampleYear10	$ 2,652

[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Adviser has voluntarily agreed to waive a portion of its investment advisory fees and/or absorb the expenses of the Fund (excluding certain investment related and extraordinary expenses, and acquired fund fees and expenses) to the extent necessary to limit the direct total annual expenses to not more than 1.25% of the average daily net assets of the Investor Class shares of the Fund. This expense limitation may not be amended or withdrawn by the Adviser until one year from the date of this Prospectus and upon notice to shareholders. To the extent that the Adviser waives investment advisory fees and/or absorbs expenses, it may seek payment or recoup a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense limitation stated above for the Fund or as stated in the year in which the fee was waived, as applicable.